Warrants (Details) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		92 Months Ended	95 Months Ended
	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014	Feb. 20, 2013
Modification Expense				$ 156,477
Stock offering costs paid		55,565	267,966	550,326	221,175	1,598,278	1,653,843
Related party note payable		1,495,387		1,353,960	861,872	1,353,960	1,495,387
Class A Warrants Extended				3,226,032
DEEMED DIVIDEND ON WARRANTS				2,445,621		2,445,621	2,445,621
Replacement Warrants	1,625,192
Replacement Warrants Exercise Price	$ 0.85
Warrants Issued to Vendor								400,000
Warrants Issued to Vendor Exercise Price								$ 0.85
Expense related to warrants				339,997
Warrants As Stock Offering Costs To Placement Agent		90,120		1,087,552
WarrantsasstockofferingcoststoplacementagentMember
Stock offering costs paid		$ 55,565	$ 331,875